Notes payable	3 Months Ended
Mar. 31, 2025
Notes payable [abstract]
Notes payable

13. Notes payable

As at March 31, 2025, the Company has total notes payable balance of $1,087,929 (December 31, 2024 - $619,029).

During the three months ended March 31, 2025, the Company issued a note payable of $443,526 (AUD $710,000) to RH Capital Finance CO LLC (“RH Capital”), with an interest rate of 17.0% per annum and maturing in June 2025. During the three months ended March 31, 2025, the Company accrued interest of $8,797 (AUD $14,082) and the total outstanding balance was $452,323 (AUD $724,082).

During the year ended December 31, 2024, the Company issued a note payable of $309,138 (AUD $500,000) to RH Capital with an interest rate of 17.0% per annum and maturing in June 2025. The total outstanding balance including interest was $335,057 (AUD $536,361) as of March 31, 2025 (December 31, 2024 - $318,480).

This loan allowed the Company to access liquidity with respect to the Australian tax rebate scheme structure.

The remaining note payable balance of $300,549 was assumed on the acquisition of Prismic and is due on demand.